SCHEDULE OF INTANGIBLE ASSETS NET (Details) (Parenthetical) RM in Thousands	1 Months Ended		4 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)
Goodwill and Intangible Assets Disclosure [Abstract]
Computer software and application	$ 504,222	RM 2,120	$ 501,412	RM 2,320